RISK MANAGEMENT - Investment debt securities - Concentration by sector (Details) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	$ 245,105,338	$ 222,154,907
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		5,128,088
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Debt securities
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	3,762,978	2,650,536
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Debt securities | Colombian Pesos
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	3,321,177	2,180,107
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Debt securities | Foreign currency
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	441,801	470,929
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Debt securities | Securities issued or secured by Colombian Government | Colombian Pesos
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	2,210,108	1,229,606
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Debt securities | Securities issued or secured by Colombian Government | Foreign currency
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	60,534	1,613
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Debt securities | Securities issued by other of the Colombian Government entities | Colombian Pesos
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	108,072	48,355
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Debt securities | Securities issued by other of the Colombian Government entities | Foreign currency
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	20,473	21,709
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Debt securities | Securities issued by foreign Governments | Foreign currency
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	98,155	92,931
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Debt securities | Securities issued by central banks | Foreign currency
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	12,914	34,095
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Debt securities | Securities issued or secured by other financial entities | Colombian Pesos
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	972,789	833,860
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Debt securities | Securities issued or secured by other financial entities | Foreign currency
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	245,962	303,665
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Debt securities | Securities issued by non-financial sector entities | Colombian Pesos
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	29,122	17,869
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Debt securities | Others | Colombian Pesos
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	1,086	50,417
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Debt securities | Others | Foreign currency
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	3,763	16,416
Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	31,256
Financial assets at fair value through profit or loss, category [member] | Colombian Pesos
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	31,256
Financial assets at fair value through profit or loss, category [member] | Securities issued by other issuers
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	31,256
Financial assets at fair value through profit or loss, category [member] | Securities issued by other issuers | Colombian Pesos
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	31,256
Financial assets at fair value through other comprehensive income, category [member] | Debt securities
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	18,935,757
Financial assets at fair value through other comprehensive income, category [member] | Debt securities | Colombian Pesos
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	9,867,018
Financial assets at fair value through other comprehensive income, category [member] | Debt securities | Foreign currency
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	9,068,739
Financial assets at fair value through other comprehensive income, category [member] | Debt securities | Securities issued or secured by Colombian Government | Colombian Pesos
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	9,256,358
Financial assets at fair value through other comprehensive income, category [member] | Debt securities | Securities issued or secured by Colombian Government | Foreign currency
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	1,269,416
Financial assets at fair value through other comprehensive income, category [member] | Debt securities | Securities issued by other of the Colombian Government entities | Colombian Pesos
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	194,933
Financial assets at fair value through other comprehensive income, category [member] | Debt securities | Securities issued by other of the Colombian Government entities | Foreign currency
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	302,701
Financial assets at fair value through other comprehensive income, category [member] | Debt securities | Securities issued by foreign Governments | Foreign currency
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	3,015,556
Financial assets at fair value through other comprehensive income, category [member] | Debt securities | Securities issued by central banks | Foreign currency
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	1,131,740
Financial assets at fair value through other comprehensive income, category [member] | Debt securities | Securities issued or secured by other financial entities | Colombian Pesos
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	388,019
Financial assets at fair value through other comprehensive income, category [member] | Debt securities | Securities issued or secured by other financial entities | Foreign currency
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	2,920,462
Financial assets at fair value through other comprehensive income, category [member] | Debt securities | Securities issued by non-financial sector entities | Colombian Pesos
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	27,708
Financial assets at fair value through other comprehensive income, category [member] | Debt securities | Securities issued by non-financial sector entities | Foreign currency
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	182,232
Financial assets at fair value through other comprehensive income, category [member] | Debt securities | Others | Foreign currency
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	246,632
Financial assets available-for-sale, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		18,614,160
Financial assets available-for-sale, category [member] | Debt securities
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		17,790,127
Financial assets available-for-sale, category [member] | Debt securities | Colombian Pesos
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		8,257,711
Financial assets available-for-sale, category [member] | Debt securities | Foreign currency
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		9,532,416
Financial assets available-for-sale, category [member] | Debt securities | Securities issued or secured by Colombian Government | Colombian Pesos
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		7,892,554
Financial assets available-for-sale, category [member] | Debt securities | Securities issued or secured by Colombian Government | Foreign currency
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		1,592,371
Financial assets available-for-sale, category [member] | Debt securities | Securities issued by other of the Colombian Government entities | Colombian Pesos
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		92,008
Financial assets available-for-sale, category [member] | Debt securities | Securities issued by other of the Colombian Government entities | Foreign currency
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		570,694
Financial assets available-for-sale, category [member] | Debt securities | Securities issued by foreign Governments | Foreign currency
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		2,104,397
Financial assets available-for-sale, category [member] | Debt securities | Securities issued by central banks | Foreign currency
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		1,356,874
Financial assets available-for-sale, category [member] | Debt securities | Securities issued or secured by other financial entities | Colombian Pesos
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		263,633
Financial assets available-for-sale, category [member] | Debt securities | Securities issued or secured by other financial entities | Foreign currency
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		3,354,444
Financial assets available-for-sale, category [member] | Debt securities | Securities issued by non-financial sector entities | Colombian Pesos
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		2,326
Financial assets available-for-sale, category [member] | Debt securities | Securities issued by non-financial sector entities | Foreign currency
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		322,143
Financial assets available-for-sale, category [member] | Debt securities | Others | Colombian Pesos
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		7,190
Financial assets available-for-sale, category [member] | Debt securities | Others | Foreign currency
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		231,493
Financial assets at amortised cost, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	215,324,860	26,802,972
Financial assets at amortised cost, category [member] | Debt securities
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	2,972,616
Financial assets at amortised cost, category [member] | Debt securities | Colombian Pesos
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	2,940,295
Financial assets at amortised cost, category [member] | Debt securities | Securities issued by other of the Colombian Government entities | Colombian Pesos
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	2,931,172
Financial assets at amortised cost, category [member] | Debt securities | Securities issued by foreign Governments
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	32,321
Financial assets at amortised cost, category [member] | Debt securities | Securities issued by foreign Governments | Foreign currency
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	32,321
Financial assets at amortised cost, category [member] | Debt securities | Securities issued or secured by other financial entities
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	9,123
Financial assets at amortised cost, category [member] | Debt securities | Securities issued or secured by other financial entities | Colombian Pesos
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	9,123
Financial assets at amortised cost, category [member] | Debt securities | Others | Foreign currency
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	$ 32,321
Held-to-maturity investments, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		2,899,039
Held-to-maturity investments, category [member] | Debt securities
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		2,899,039
Held-to-maturity investments, category [member] | Debt securities | Colombian Pesos
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		2,848,345
Held-to-maturity investments, category [member] | Debt securities | Securities issued or secured by Colombian Government | Colombian Pesos
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		424
Held-to-maturity investments, category [member] | Debt securities | Securities issued by other of the Colombian Government entities | Colombian Pesos
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		2,839,286
Held-to-maturity investments, category [member] | Debt securities | Securities issued by foreign Governments | Foreign currency
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		26,864
Held-to-maturity investments, category [member] | Debt securities | Securities issued or secured by other financial entities | Colombian Pesos
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		8,635
Held-to-maturity investments, category [member] | Debt securities | Securities issued or secured by other financial entities | Foreign currency
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		23,830
Held-to-maturity investments, category [member] | Debt securities | Others | Foreign currency
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		$ 50,694